Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments
Schedule of annual minimum required and non-cancelable future payments related to the contractual obligations

	2019	2020	2021	2022	2023 and thereafter	Total
Operating lease	250	201	189	166	1,692	2,498
Purchase obligations	2,677	1,445	548	463	2,194	7,327
Total minimum payments required	2,927	1,646	737	629	3,886	9,825